Organization and principal activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiary companies

Upon the Group Reorganization and as of the date of these consolidated financial statements, details of the subsidiary companies are as follows:

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of June 30, 2024	Effective ownership as of June 30, 2025
Energys Group Holding Limited	British Virgin Islands	June 29, 2017	Investment holding	100%	100%
Grand Alliance International Limited (Note (a))	Hong Kong	December 29, 2000	Procurement of parts and provision of internal management services to the Group	100%	0%
Energys Group Limited	Hong Kong	May 28, 2004	Research and development	100%	100%
New Vision Lighting Limited	Hong Kong	January 24, 2013	Procurement of lighting and indoor air quality products	100%	100%
Advance Gallant Limited	Hong Kong	August 1, 2014	Holding commercial property in Hong Kong	100%	100%
China Light Limited	Hong Kong	August 8, 2014	Holding commercial property in Hong Kong	100%	100%
Leading Prosper Limited	Hong Kong	March 29, 2014	Holding commercial property in Hong Kong	100%	100%
Peace Master Limited	Hong Kong	March 29, 2014	Holding commercial property in Hong Kong	100%	100%
Energys Group Limited	The United Kingdom	January 30, 2006	Investment holding	100%	100%
Energys Services Limited	The United Kingdom	July 7, 1999	Dormant	100%	100%
Harvest Idea Consultant Limited	British Virgin Islands	July 5, 2011	Dormant	100%	100%
Energy Conservation Solutions Limited	The United Kingdom	August 21, 1998	Provision of enterprise-grade LED lighting and energy management project solutions	100%	100%

Note (a):	On March 25, 2025, EGHL transferred all of the issued and outstanding shares of GAI to Mr. Michael Lau for consideration of HKD$1.00.